Commitments and Contingencies (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Fair value of guarantees under commercial and standby letters of credit	$ 1.5	$ 1.3